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1933 Act Rule 485(a)(1)

1933 Act File No. 33-33980

1940 Act File No. 811-6067

May 13, 2011

FILED VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Dimensional Investment Group Inc.
File Nos. 33-33980 and 811-6067

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 60/61 (the “Amendment”) to the Registration Statement of Dimensional Investment Group Inc. (the “Registrant”). The Amendment is being submitted to add a new class of shares, designated Class R25 shares, to the DFA International Value Portfolio, Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (together, the “Portfolios”), each a series of the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating financial and other timely information contained in the prospectus and the statement of additional information relating to the Class R25 shares of the Portfolios.

As noted on the facing sheet, the Amendment relates only to Class R25 shares of the Portfolios and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell